Cover	12 Months Ended
Nov. 30, 2021
Cover [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Entity Central Index Key	0001474835
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--11-30
Document Period End Date	Nov. 30, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity File Number	000-53805
Entity Address Address Line 1	30 WORCESTER ROAD
Entity Address City Or Town	TORONTO
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M9W 5X2